Operations	3 Months Ended
Mar. 31, 2018
Operations
Operations

1.Operations

Azul S.A. (“Azul”) is a corporation headquartered at Av. Marcos Penteado de Ulhôa Rodrigues, 939, in the city of Barueri, in the state of São Paulo, Brazil. Azul was incorporated on January 3, 2008 and is a holding company for providers of airline passenger and cargo services. Azul and its subsidiaries are collectively referred to as the “Company”.

Azul Linhas Aéreas Brasileiras S.A. (“ALAB”), a 100% owned subsidiary incorporated on January 3, 2008, has operated passenger and cargo air transportation in Brazil since beginning operations on December 15, 2008. Canela Investments LLC (“Canela”), a 100% owned special purpose entity, headquartered in the state of Delaware, United States of America, was incorporated on February 28, 2008, to acquire aircraft outside of Brazil and lease them to ALAB.

The Company’s shares are traded on the BM&FBOVESPA and American Depositary Share (“ADS”) on the New York Stock Exchange (“NYSE”).

The consolidated financial statements are comprised of the individual financial statements ofthe entities as presented below:

			% equity interest
Entities	Main activities	Country of incorporation	March 31, 2018	December 31, 2017
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	100.0%
Fundo Garoupa (b)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Azzurra (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 407 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo Three LLC (d)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguay	100.0%	100.0%
Encenta S.A. (Azul Uruguai) (e)	Airline operations	Uruguay	100.0%	100.0%
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%

(a)	Azul’s investment is held indirectly through ALAB.
(b)	Azul’s investment is held 1% directly and 99% through ALAB.
(c)	Transfer of ownership from Azul to ALAB on December 1, 2017.
(d)	ALAB’s investments are held indirectly through Canela.
(e)	Investments are held indirectly through Daraland.

Senior notes

On October 19, 2017, Azul Investments LLP priced an offering of US$400.0 million aggregate principal amount of 5.875% senior unsecured notes due 2024. This transaction is part of Azul’s liability management strategy and net proceeds will be used for debt refinancing and general corporate purposes.

Strategic Partnerships

Empresa Brasileira de Correios e Telégrafos (Brazil’s Postal Service)

On December 20, 2017, ALAB and Correios (Brazil’s Postal Service) signed a memorandum of understanding for the creation of a private integrated logistics solutions company, Azul will own a 50.01% stake of the new company and Correios the remaining 49.9%.

With the existing demand already served by ALAB and Correios, the new company anticipates handling approximately 100 thousand tons of cargo per year. Both companies expect the new company to generate cost savings, operating efficiency and revenue gains while improving the service offer to the consumer.

The memorandum of understanding will be submitted to the Brazilian authorities and appropriate government bodies for approval. Only after regulatory approval, the new company will be established and its activities are expected to initiate by the end of 2018. Azul expects to consolidate this entity and its related operations.